Average Annual Total Returns		12 Months Ended	19 Months Ended
	Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		2.22%	16.72%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		1.62%	13.11%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%	25.60%
Euclidean Fundamental Value ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		2.45%	17.02%
Performance Inception Date	May 17, 2023